Post-employment benefit plans (Narrative) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) yr	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Defined Benefit Plans [Line Items]
Total employer contributions to defined contribution plans	$ 320	$ 299	$ 303
Major defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Surplus / (deficit)	$ 3,570	$ 4,404
Swiss defined benefit plan
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr	65
Minimum age required to draw early retirement benefits | yr	58
Maximum retirement age starting 2019 | yr	70
Maximum period to restore full funding in case an underfunded situation occurs	10 years
Maximum obligation from the employer on the additional contributions required if a Swiss pension plan were to become significantly underfunded	50.00%
Technical funding ratio	119.20%	119.00%
Surplus / (deficit)	$ 3,585	$ 4,418
Swiss defined benefit plan | 2024
Disclosure Of Defined Benefit Plans [Line Items]
Regular employer contributions expected for the next year	$ 315
Swiss defined benefit plan | Maximum
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions on contributory base salary (as a percent)	27.50%
Employer contributions on contributory variable compensation (as a percent)	9.00%
Employee contributions on contributory base salary (as a percent)	13.50%
Employee contributions on contributory variable compensation (as a percent)	9.00%
Swiss defined benefit plan | Minimum
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions on contributory base salary (as a percent)	6.50%
Employer contributions on contributory variable compensation (as a percent)	2.80%
Employee contributions on contributory base salary (as a percent)	2.50%
Employee contributions on contributory variable compensation (as a percent)	0.00%
UK defined benefit plan
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age older population | yr	60
Normal retirement age | yr	65
Surplus / (deficit)	$ 341	321
Employer contributions	19	5
Collateral pool established for pension fund	260	292
UK defined benefit plan | 2024
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions	19
US and German defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Surplus / (deficit)	$ (356)	$ (335)
US defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr	65
US defined benefit plans | 2024
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions	$ 12
German defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr	65
German defined benefit plans | 2024
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions	$ 14
German defined benefit plans - Larger
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate	5.00%
German defined benefit plans - Smaller | before 2010
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate	6.00%
German defined benefit plans - Smaller | 2010-2017
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate	4.00%
German defined benefit plans - Smaller | time after 2017
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate	0.90%
German defined benefit plans - New funded plan
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate	0.00%